S000010510 [Member] Average Annual Total Returns		12 Months Ended	37 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%		14.53%	13.10%
60% S&P 500® Index/40% Bloomberg U.S. Government/Credit Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	15.01%		8.71%	8.58%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	[2]	1.26%		1.04%	2.41%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[2]	0.85%		0.23%	1.43%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[2]	0.85%		0.58%	1.54%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		3.84%		1.13%	2.07%
Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent		5.94%		2.18%	3.12%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		5.95%		2.18%	3.10%
Class Z
Prospectus [Line Items]
Average Annual Return, Percent	[3]	5.99%		2.17%	3.11%
Performance Inception Date			Dec. 14, 2021

[1]	The information for the composite index is presented to show how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests.
[2]	After-tax returns: – Are shown for Class A shares only and will vary for other Classes of shares because these Classes have different expense ratios; – Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[3]	Inception date for Class Z shares: 12/14/21. Performance information for periods prior to the inception of Class Z shares is the performance of the Fund’s Class A shares adjusted to reflect the expenses of the Class Z shares.